Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005504
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	Investor Class
Trading Symbol	TRRHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - Investor Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,435	9,394	9,511
2015	9,666	9,895	9,776
2016	9,114	9,142	9,298
2016	9,796	10,022	9,915
2016	10,178	10,468	10,247
2016	10,127	10,717	10,208
2017	10,723	11,546	10,724
2017	11,179	11,795	11,041
2017	11,516	12,150	11,286
2017	11,986	13,104	11,766
2018	12,135	13,419	11,851
2018	12,135	13,572	11,923
2018	12,436	14,610	12,247
2018	11,922	13,828	11,781
2019	12,326	14,096	12,087
2019	12,340	13,911	12,083
2019	12,908	14,801	12,570
2019	13,447	15,970	13,103
2020	13,116	15,069	12,751
2020	13,116	15,505	12,822
2020	14,517	17,975	13,863
2020	15,268	19,008	14,448
2021	16,106	20,393	14,991
2021	17,002	22,314	15,756
2021	17,557	23,914	16,213
2021	17,296	24,014	16,043
2022	16,660	22,900	15,607
2022	15,709	21,492	14,839
2022	15,085	20,738	14,332
2022	15,338	21,420	14,571
2023	15,325	21,051	14,662
2023	15,610	21,929	14,921
2023	16,211	23,798	15,358
2023	16,364	24,121	15,484
2024	17,480	27,072	16,368
2024	17,936	27,978	16,708
2024	18,773	30,020	17,555
2024	19,218	32,439	17,834
2025	19,241	31,819	17,929
2025	19,388	31,648	18,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2025 Fund (Investor Class)	8.09%	8.13%	6.84%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	7.23	6.16

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,357,258,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 86,834,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,357,258 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	41.9%
Domestic Bond Funds	28.8
International Equity Funds	15.1
International Bond Funds	12.2
U.S. Treasury Debt	0.1
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	13.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price U.S. Large-Cap Core Fund	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price International Value Equity Fund	4.6
T. Rowe Price Overseas Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049240
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	Advisor Class
Trading Symbol	PARJX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - Advisor Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,432	9,394	9,511
2015	9,658	9,895	9,776
2016	9,097	9,142	9,298
2016	9,775	10,022	9,915
2016	10,153	10,468	10,247
2016	10,089	10,717	10,208
2017	10,679	11,546	10,724
2017	11,122	11,795	11,041
2017	11,453	12,150	11,286
2017	11,909	13,104	11,766
2018	12,058	13,419	11,851
2018	12,051	13,572	11,923
2018	12,339	14,610	12,247
2018	11,818	13,828	11,781
2019	12,219	14,096	12,087
2019	12,219	13,911	12,083
2019	12,777	14,801	12,570
2019	13,299	15,970	13,103
2020	12,963	15,069	12,751
2020	12,955	15,505	12,822
2020	14,333	17,975	13,863
2020	15,064	19,008	14,448
2021	15,889	20,393	14,991
2021	16,755	22,314	15,756
2021	17,297	23,914	16,213
2021	17,022	24,014	16,043
2022	16,388	22,900	15,607
2022	15,446	21,492	14,839
2022	14,819	20,738	14,332
2022	15,061	21,420	14,571
2023	15,038	21,051	14,662
2023	15,310	21,929	14,921
2023	15,894	23,798	15,358
2023	16,025	24,121	15,484
2024	17,106	27,072	16,368
2024	17,545	27,978	16,708
2024	18,360	30,020	17,555
2024	18,778	32,439	17,834
2025	18,788	31,819	17,929
2025	18,910	31,648	18,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2025 Fund (Advisor Class)	7.78%	7.86%	6.58%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	7.23	6.16

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,357,258,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 86,834,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,357,258 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	41.9%
Domestic Bond Funds	28.8
International Equity Funds	15.1
International Bond Funds	12.2
U.S. Treasury Debt	0.1
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	13.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price U.S. Large-Cap Core Fund	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price International Value Equity Fund	4.6
T. Rowe Price Overseas Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049241
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	R Class
Trading Symbol	RRTNX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - R Class	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,427	9,394	9,511
2015	9,643	9,895	9,776
2016	9,078	9,142	9,298
2016	9,747	10,022	9,915
2016	10,114	10,468	10,247
2016	10,050	10,717	10,208
2017	10,630	11,546	10,724
2017	11,062	11,795	11,041
2017	11,388	12,150	11,286
2017	11,833	13,104	11,766
2018	11,969	13,419	11,851
2018	11,955	13,572	11,923
2018	12,237	14,610	12,247
2018	11,708	13,828	11,781
2019	12,099	14,096	12,087
2019	12,092	13,911	12,083
2019	12,636	14,801	12,570
2019	13,143	15,970	13,103
2020	12,808	15,069	12,751
2020	12,793	15,505	12,822
2020	14,138	17,975	13,863
2020	14,853	19,008	14,448
2021	15,653	20,393	14,991
2021	16,501	22,314	15,756
2021	17,018	23,914	16,213
2021	16,743	24,014	16,043
2022	16,105	22,900	15,607
2022	15,175	21,492	14,839
2022	14,540	20,738	14,332
2022	14,773	21,420	14,571
2023	14,741	21,051	14,662
2023	15,002	21,929	14,921
2023	15,555	23,798	15,358
2023	15,685	24,121	15,484
2024	16,727	27,072	16,368
2024	17,143	27,978	16,708
2024	17,933	30,020	17,555
2024	18,328	32,439	17,834
2025	18,332	31,819	17,929
2025	18,443	31,648	18,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2025 Fund (R Class)	7.58%	7.59%	6.31%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	7.23	6.16

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,357,258,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 86,834,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,357,258 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	41.9%
Domestic Bond Funds	28.8
International Equity Funds	15.1
International Bond Funds	12.2
U.S. Treasury Debt	0.1
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	13.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price U.S. Large-Cap Core Fund	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price International Value Equity Fund	4.6
T. Rowe Price Overseas Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244827
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	I Class
Trading Symbol	TREHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	516,057	520,373	515,437
2/29/24	551,378	584,038	544,868
5/31/24	566,104	603,581	556,180
8/31/24	593,159	647,631	584,383
11/30/24	607,200	699,825	593,686
2/28/25	608,188	686,440	596,823
5/31/25	612,836	682,760	605,228

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2025 Fund (I Class)	8.26%	14.06%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2025 Index (Strategy Benchmark)	8.82	13.15

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,357,258,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 86,834,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,357,258 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	41.9%
Domestic Bond Funds	28.8
International Equity Funds	15.1
International Bond Funds	12.2
U.S. Treasury Debt	0.1
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	13.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price U.S. Large-Cap Core Fund	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	5.3
T. Rowe Price International Value Equity Fund	4.6
T. Rowe Price Overseas Stock Fund	4.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless